Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties
(Expressed in thousands of United States Dollars, unless otherwise stated)

3.        Transactions with Related Parties:

Commercial Services

The Company has a brokering agreement with an entity affiliated with the Company's Chairman of the Board of Directors according to which the Company is being provided with brokerage services for the employment and chartering of the Company's vessels, for a commission fee equal to 1.25% of the revenue of each contract. Commissions charged under the agreement for the six month periods ended June 30, 2011 and 2012 amounted to $1,900 and $1,228, respectively and are included in Commissions to related parties in the accompanying consolidated unaudited statements of operations. Amounts due to such related party as at December 31, 2011 and June 30, 2012 were $365 and $588, respectively, and are included in due to related parties in the accompanying consolidated balance sheets.

In addition, the charter parties of the vessels Lowlands Beilun, Sandra, Christine and Mairaki (which expire in the years through February 2016) provide for a commission fee equal to 1% of the revenue earned to be paid in favor of an entity affiliated with one of the Company's directors. Commissions charged under the agreement for the six month periods ended June 30, 2011 and 2012 amounted to $192 and $195, respectively and are included in Commissions to related parties in the accompanying consolidated unaudited statements of operations. Amounts due to such related party as at December 31, 2011 and June 30, 2012 were $121 and $92, respectively, and are included in due to related parties in the accompanying consolidated balance sheets.

Back Stop Agreement

In connection with the loan amendment and the equity offering discussed in Note 4 below, on March 29, 2012, the Company entered into an agreement with certain entities affiliated with the family of the Chairman of the Board of Directors, under which such entities deposited $20.0 million, as required under the loan amendment, into an escrow account set up for that purpose and have committed to purchase capital stock of the Company up to the total amount deposited in the escrow account in the event that the Company does not raise the amount required through equity offerings. For more information on the Back Stop Agreement, please refer to "Item 5 - Operating and Financial Review and Prospects-Recent Developments-Back Stop Agreement" in our annual report on Form 20-F for the fiscal year ended December 31, 2011 filed with the SEC on March 30, 2012.

The Company has treated the warrants provided under Schedule 2 of the Back Stop Agreement as a facility /commitment fee, which is reflected under other current assets in the accompanying 2012 unaudited consolidated balance sheet and amortized over the term of the escrow as a finance cost recognized under interest and finance costs in the consolidated unaudited statement of operations. The fair value of the Schedule 2 warrants was determined by reference to the quoted market price of the Company's Class A common stock on March 29, 2012. As of the same date, the fair value of the financial instruments (contingently exercisable instruments upon occurrence of a specific event) issuable under Schedules 3 and 4 of the Back Stop Agreement was $5.3 million as determined through level 3 inputs, with reference to the current and expected price of the Company's Class A common stock weighted by an estimate of probabilities for the occurrence of the events triggering their exercisability. The fair value of these instruments is reflected as finance charge within interest and finance costs in the accompanying consolidated unaudited statements of operations, with a corresponding credit to liabilities. Such liability is re-measured at each balance sheet date throughout the escrow period with any gains/losses recognized in the consolidated statement of operations. As of June 30, 2012, the fair value of the Schedules 3 & 4 amounted to $4.1 million. The principal factors affecting the fair value estimates for these instruments are the number of the Company's Class A shares at the end of the escrow period, the net proceeds resulting from an equity offering and the quoted market price of the Company's Class A common stock.